Share based compensation	12 Months Ended
Dec. 31, 2022
Share based compensation [Abstract]
Share based compensation
17. Share-based compensation

Share Options

In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company has reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which include ordinary shares pursuant to share-based equity awards issued to date. As of December 31, 2022, the Company has 741,138 ordinary shares available for the future issuance of share-based equity awards (2021:1,045,547 shares).

Under the Share Option Plan, any director (including our directors and directors of any other member of our group who are not active employees of the Company or any other company that is a member of our group) or employee of a member of the group or key consultant is eligible to be nominated by our remuneration committee to receive options.

The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years in addition to a 2 year service condition. The contractual term (expiration) of each share option award granted is eight years from the date of grant.

Under the grant, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s consolidated statement of comprehensive income and a corresponding increase to Other Reserves within equity on the consolidated statement of financial position.

During the year ended December 31, 2022, the Company granted the option to purchase 304,409 ordinary shares (2021:149,891 shares), respectively, to employees which were in line with the general terms of the Share Option Plan as described above. On September 24, 2021, the Company granted the option to purchase 7,296 ordinary shares to members of the Board of Directors which vested on the date of grant subject to a 2 year service condition, with an exercise price of $2.05.

The following table summarizes the share option awards outstanding as of December 31, 2022 and 2021:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2020	—	—	—
Granted	15.80	157,187	7.62
At December 31, 2021	15.80	157,187	7.62
Granted	14.10	304,409	7.41
At December 31, 2022	15.32	461,596	7.14

None of the awards outstanding as of December 31, 2022 were exercisable and they expire through 2030. As of December 31, 2022, 60,032 awards are vested and generally subject to a 2 year service condition (2021: 7,296 awards).

The weighted average grant date fair value of awards granted during the year ended December 31, 2022 was $9.92 (2021: $14.44) per award.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.

The fair values of the options granted during the years ended December 31, 2022 and 2021 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2021
Share price, in USD	9.46 - 19.42	15.00 - 23.74
Strike price, in USD – employees (weighted average)	14.10	18.45
Strike price, in USD – non-executive directors	—	2.05
Expected volatility	87% - 92%	90% - 95%
Award life (weighted average)	6	5.95
Expected dividends	—	—
Risk-free interest rate	1.74% - 3.69%	0.97% - 1.25%

The expected volatility was based on selected volatility determined by median values observed among other comparable public companies.

The award life is based on the time interval between the date of grant and the date during the eight-year life after which, when making the grant, the Company expected on average that participants would exercise their options.

As of December 31, 2022, the amount recorded as an increase to Other Reserves within equity on the consolidated statement of financial position of the Share Option Plan was $2.0 million. The amount of expense for all awards recognized for services received during the year ended December 31, 2022, was $1.7 million (2021: $0.4 million, 2020: $nil).